Employee Benefits (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 11, 2020 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)
Employee Benefits [Line Items]
Percentage of collective bargaining agreements		42.00%	42.00%	42.00%	42.00%
Percentage share of employers profits		10.00%	10.00%
Employee profit sharing amount (in Pesos)		$ 2,713		$ 680
Deferred contribution plan percentage		2.00%	2.00%
Defined contribution plan expense		$ 29,051		27,919		$ 24,118
Defined benefit obligations amount (in Pesos)		$ 177,000		185,174
Severance pay (in Pesos)				$ 5,400
Complete withdrawal payment					$ 8,345,769,000
Legal counsel payment								$ 8,345,769,000
Payment			$ 1,474,049,000
Contribution vested percentage		100.00%	100.00%
Percentage of contribution		25.00%	25.00%
Profit sharing amount	$ 1,631,827
Republic employees [Member]
Employee Benefits [Line Items]
Percentage of collective bargaining agreements		26.00%	26.00%	18.00%	18.00%
Republic [Member]
Employee Benefits [Line Items]
Defined contribution plan expense			$ 0		$ 2,700,000		$ 1,900,000
Fixed amount per hour for each covered employees (in Dollars per share) | $ / shares			$ 1.68
Percentage of contribution		100.00%	100.00%
VEBA Benefit Trust [Member]
Employee Benefits [Line Items]
Defined contribution plan expense			$ 0		300,000		300,000
Four Zero One k Plans [Member]
Employee Benefits [Line Items]
Defined contribution plan expense			$ 0		800,000
Percentage of contribution		5.00%	5.00%
Profit Sharing and Incentive Compensation Plans [Member]
Employee Benefits [Line Items]
Profit sharing amount							$ 300,000
Profit sharing plan expense
Profit Sharing and Incentive Compensation Plans [Member] | 5% of EBITDA [Member]
Employee Benefits [Line Items]
Profit sharing amount			$ 75,000,000
Profit Sharing and Incentive Compensation Plans [Member] | Bottom of range [member] | 3% of EBITDA [Member]
Employee Benefits [Line Items]
Profit sharing amount			0
Profit Sharing and Incentive Compensation Plans [Member] | Bottom of range [member] | 4% of EBITDA [Member]
Employee Benefits [Line Items]
Profit sharing amount			25,000,000
Profit Sharing and Incentive Compensation Plans [Member] | Top of range [member] | 3% of EBITDA [Member]
Employee Benefits [Line Items]
Profit sharing amount			25,000,000
Profit Sharing and Incentive Compensation Plans [Member] | Top of range [member] | 4% of EBITDA [Member]
Employee Benefits [Line Items]
Profit sharing amount			$ 75,000,000